Receivables (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at Beginning of Period	$ 42,709	$ 38,233
Charged to Costs and Expenses	75,166	42,625
Balances charged-off	(101,378)	(38,149)
Balance at End of Period	$ 16,497	$ 42,709